Other assets	12 Months Ended
Mar. 31, 2025
Other assets
1
5
. Other assets
Other assets include the following:

	As of March 31,
	2024		2025		2025
	(In millions)
Security deposits for leased property	Rs.	9,678.4	Rs.	12,123.9	US$	141.9
Sundry accounts receivable		129,187.8		131,414.7		1,538.3
Advance tax (net of provision for taxes)		173,281.9		165,326.7		1,935.2
Advances		51,036.8		47,281.0		553.4
Prepaid expenses		9,484.0		10,400.5		121.7
Deposits/Margins paid		48,100.4		68,816.1		805.5
Derivatives (refer to note 2 6 )		109,038.5		179,812.4		2,104.8
Placements with financial institutions		1,330,263.5		1,227,269.4		14,365.8
Receivable on account of trade date		295.5		441.8		5.2
Deferred tax asset (net)		—		10,808.2		126.5
ROU assets		121,302.5		142,297.4		1,665.7
Others ( * )		546,542.0		709,095.4		8,300.3

Total	Rs.	2,528,211.3	Rs.	2,705,087.5	US$	31,664.3

( * )
Others include equity securities and affiliates with carrying value amounting to Rs. 317,593.5 million and Rs. 381,931.6 million as of March 31, 2024 and March 31, 2025, respectively. Equity securities include non-marketable
equity securities carried at cost of Rs. 14,646.7 million and Rs. 18,558.0 million as of March 31, 2024 and March 31, 2025, respectively. Unrealized gain/(loss) recognized in non-interest
revenue–other, net amount to Rs. 11,759.4 million and Rs. (159.3)
million for the fiscal years ended March 31, 2024 and March 31, 2025, respectively. Further, Others also includes reinsurance assets amounting to Rs. 105,661.6 million and Rs.
104,321.2
million and deferred acquisition assets amounting to Rs. 60,531.9 million and Rs.
148,175.6
million as of March 31, 2024 and March 31, 2025, respectively.